Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/19 (Unaudited)

COMMON STOCKS (58.6%)(a)
	Shares	Value
Basic materials (2.0%)
Anglo American PLC (United Kingdom)	4,309	$115,248
ArcelorMittal SA (France)	2,719	55,078
Arkema SA (France)	640	60,923
BASF SE (Germany)	1,562	114,820
Bemis Co., Inc.	723	40,112
BlueScope Steel, Ltd. (Australia)	7,782	77,346
Boliden AB (Sweden)	804	22,882
Celanese Corp.	673	66,365
CF Industries Holdings, Inc.	4,659	190,460
CIMIC Group, Ltd. (Australia)	1,055	36,216
Covestro AG (Germany)	1,163	63,951
Evonik Industries AG (Germany)	868	23,641
Freeport-McMoRan, Inc. (Indonesia)	18,694	240,966
Glencore PLC (United Kingdom)	4,914	20,350
HOCHTIEF AG (Germany)	280	40,518
Huntsman Corp.	6,582	148,029
Kajima Corp. (Japan)	2,300	34,003
LyondellBasell Industries NV Class A	4,988	419,391
Mitsubishi Chemical Holdings Corp. (Japan)	3,400	24,009
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,400	20,040
Packaging Corp. of America	1,770	175,903
Rio Tinto PLC (United Kingdom)	3,407	197,954
Shimizu Corp. (Japan)	2,700	23,533
Sika AG (Switzerland)	99	13,830
South32, Ltd. (Australia)	18,890	50,135
Steel Dynamics, Inc.	3,282	115,756
Sumitomo Chemical Co., Ltd. (Japan)	9,700	45,281
Taisei Corp. (Japan)	2,600	120,967
UPM-Kymmene OYJ (Finland)	3,221	93,942

		2,651,649
Capital goods (4.1%)
ACS Actividades de Construccion y Servicios SA (Spain)	2,531	111,181
Allison Transmission Holdings, Inc.	2,671	119,981
Berry Plastics Group, Inc.(NON)	2,620	141,139
Boeing Co. (The)	3,868	1,475,333
Cummins, Inc.	2,420	382,045
Curtiss-Wright Corp.	281	31,849
Dover Corp.	1,452	136,198
Faurecia SA (France)	1,915	80,513
HD Supply Holdings, Inc.(NON)	2,827	122,550
Hitachi, Ltd. (Japan)	4,700	152,704
Honeywell International, Inc.	4,088	649,665
Ingersoll-Rand PLC	3,261	352,025
Lockheed Martin Corp.	2,025	607,824
Pentair PLC	2,458	109,406
Raytheon Co.	314	57,173
Republic Services, Inc.	1,673	134,476
Safran SA (France)	48	6,582
Sandvik AB (Sweden)	8,139	132,188
Teledyne Technologies, Inc.(NON)	230	54,512
Tervita Corp. (Canada)(NON)	16	72
Waste Management, Inc.	3,459	359,425
WESCO International, Inc.(NON)	739	39,174

		5,256,015
Communication services (2.0%)
ARRIS International PLC(NON)	2,641	83,482
AT&T, Inc.	2,061	64,633
BT Group PLC (United Kingdom)	32,305	93,808
Deutsche Telekom AG (Germany)	6,170	102,399
Equinix, Inc.(R)	147	66,615
Eutelsat Communications SA (France)	846	14,800
Hikari Tsushin, Inc. (Japan)	100	18,967
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	13,000	20,900
Juniper Networks, Inc.	4,391	116,230
KDDI Corp. (Japan)	3,400	73,340
Nippon Telegraph & Telephone Corp. (Japan)	1,200	51,006
NTT DoCoMo, Inc. (Japan)	2,600	57,661
Swisscom AG (Switzerland)	72	35,214
Telenor ASA (Norway)	5,261	105,343
Telephone & Data Systems, Inc.	1,924	59,125
Telstra Corp., Ltd. (Australia)	24,879	58,781
Verizon Communications, Inc.	25,239	1,492,382

		2,514,686
Communications equipment (1.2%)
Avaya Holdings Corp.(NON)	573	9,644
Cisco Systems, Inc.	28,839	1,557,018

		1,566,662
Computers (2.0%)
Amadeus IT Holding SA Class A (Spain)	1,525	122,142
Apple, Inc.	7,476	1,420,066
Aspen Technology, Inc.(NON)	1,071	111,662
CDW Corp. of Delaware	1,444	139,158
Dell Technologies, Inc. Class C(NON)	3,312	194,381
Fortinet, Inc.(NON)	4,266	358,216
Fujitsu, Ltd. (Japan)	500	36,209
Xerox Corp.	4,294	137,322

		2,519,156
Conglomerates (0.3%)
AMETEK, Inc.	1,940	160,962
Marubeni Corp. (Japan)	14,600	101,419
Mitsubishi Corp. (Japan)	2,800	78,022
Mitsui & Co., Ltd. (Japan)	7,000	108,867

		449,270
Consumer cyclicals (6.9%)
ABC-Mart, Inc. (Japan)	400	23,835
Amazon.com, Inc.(NON)	741	1,319,536
Aristocrat Leisure, Ltd. (Australia)	1,562	27,304
Automatic Data Processing, Inc.	3,603	575,543
Berkeley Group Holdings PLC (The) (United Kingdom)	483	23,207
Booking Holdings, Inc.(NON)	263	458,911
Capri Holdings, Ltd.(NON)	1,179	53,939
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	47,260
CoStar Group, Inc.(NON)	126	58,769
Crown, Ltd. (Australia)	4,555	37,304
Discovery, Inc. Class A(NON)(S)	6,120	165,362
Dolby Laboratories, Inc. Class A	477	30,037
Extended Stay America, Inc. (Units)	3,601	64,638
Fast Retailing Co., Ltd. (Japan)	100	47,076
Fiat Chrysler Automobiles NV (Italy)(NON)	3,456	51,452
Foot Locker, Inc.	3,499	212,039
Galaxy Entertainment Group, Ltd. (Hong Kong)	6,000	40,845
Genting Bhd (Singapore)	61,200	47,057
Hermes International (France)	221	145,819
Hilton Worldwide Holdings, Inc.	3,451	286,813
Home Depot, Inc. (The)	6,406	1,229,247
Industria de Diseno Textil SA (Inditex) (Spain)	1,083	31,829
KAR Auction Services, Inc.	2,028	104,057
Kering SA (France)	67	38,420
Las Vegas Sands Corp.	2,898	176,662
Lear Corp.	1,000	135,710
Liberty SiriusXM Group Class A(NON)	1,257	47,992
Lowe's Cos., Inc.	8,462	926,335
Mitsubishi Motors Corp. (Japan)	2,400	12,798
Moncler SpA (Italy)	531	21,396
Namco Bandai Holdings, Inc. (Japan)	700	32,855
Next PLC (United Kingdom)	548	39,827
Nielsen Holdings PLC	4,471	105,829
Nintendo Co., Ltd. (Japan)	300	85,911
Omnicom Group, Inc.	4,035	294,515
Pearson PLC (United Kingdom)	5,247	57,146
Peugeot SA (France)	5,751	140,249
ProSiebenSat.1 Media SE (Germany)	2,122	30,278
PulteGroup, Inc.	1,395	39,004
Randstad Holding NV (Netherlands)	648	31,598
Ross Stores, Inc.	3,735	347,729
RTL Group SA (Belgium)	283	15,460
ServiceMaster Global Holdings, Inc.(NON)	862	40,255
Sony Corp. (Japan)	3,000	126,268
Suzuki Motor Corp. (Japan)	400	17,740
Tapestry, Inc.	982	31,905
Taylor Wimpey PLC (United Kingdom)	33,151	75,755
Toyota Motor Corp. (Japan)	1,600	93,849
TUI AG (Germany)	5,375	51,497
Volkswagen AG (Preference) (Germany)	220	34,629
Volvo AB (Sweden)	9,858	152,684
Walmart, Inc.	5,211	508,229
Wolters Kluwer NV (Netherlands)	1,413	96,212

		8,890,616
Consumer staples (5.5%)
Ashtead Group PLC (United Kingdom)	4,034	97,332
Associated British Foods PLC (United Kingdom)	2,381	75,637
Carlsberg A/S Class B (Denmark)	595	74,310
Coca-Cola Amatil, Ltd. (Australia)	2,856	17,556
Coca-Cola Co. (The)	21,319	999,008
Coca-Cola European Partners PLC (United Kingdom)	2,552	132,040
Coles Group, Ltd. (Australia)(NON)	751	6,321
Colruyt SA (Belgium)	497	36,740
Darden Restaurants, Inc.	2,328	282,782
Hershey Co. (The)	2,106	241,832
Imperial Brands PLC (United Kingdom)	4,537	155,087
J Sainsbury PLC (United Kingdom)	10,930	33,554
Koninklijke Ahold Delhaize NV (Netherlands)	5,431	144,538
L'Oreal SA (France)	519	139,609
Marine Harvest ASA (Norway)	1,195	26,671
Molson Coors Brewing Co. Class B	3,205	191,178
Mondelez International, Inc. Class A	10,748	536,540
Nestle SA (Switzerland)	1,343	127,995
PepsiCo, Inc.	6,169	756,011
Pigeon Corp. (Japan)	200	8,202
Pola Orbis Holdings, Inc. (Japan)	700	22,377
Procter & Gamble Co. (The)	4,345	452,097
Reckitt Benckiser Group PLC (United Kingdom)	1,037	86,198
Starbucks Corp.(S)	15,938	1,184,831
Swedish Match AB (Sweden)	1,064	54,234
Sysco Corp.	5,865	391,547
TripAdvisor, Inc.(NON)(S)	2,866	147,456
Unilever PLC (United Kingdom)	405	23,183
Walgreens Boots Alliance, Inc.	9,195	581,768
Wesfarmers, Ltd. (Australia)	751	18,498
WH Group, Ltd. (Hong Kong)	15,500	16,583

		7,061,715
Electronics (2.1%)
Agilent Technologies, Inc.	4,407	354,235
Broadcom, Inc.	1,264	380,097
Brother Industries, Ltd. (Japan)	800	14,843
Hoya Corp. (Japan)	2,200	145,574
Intel Corp.	3,516	188,809
Keysight Technologies, Inc.(NON)	2,014	175,621
NXP Semiconductors NV	6,687	591,064
Rockwell Automation, Inc.(S)	1,410	247,399
Xilinx, Inc.	5,041	639,148

		2,736,790
Energy (3.2%)
BP PLC (United Kingdom)	10,732	78,067
Chevron Corp.	11,061	1,362,494
ConocoPhillips	11,263	751,693
Devon Energy Corp.	3,639	114,847
Equinor ASA (Norway)	5,692	124,631
Exxon Mobil Corp.	1,281	103,505
JX Holdings, Inc. (Japan)	1,500	6,829
Marathon Petroleum Corp.	4,384	262,382
MWO Holdings, LLC (Units)(F)	15	507
Nine Point Energy(F)	107	1,545
OMV AG (Austria)	1,051	57,026
PBF Energy, Inc. Class A	2,494	77,663
Phillips 66	4,480	426,362
Royal Dutch Shell PLC Class B (United Kingdom)	3,540	111,947
TOTAL SA (France)	3,921	217,808
Valero Energy Corp.	5,335	452,568

		4,149,874
Financials (10.3%)
3i Group PLC (United Kingdom)	6,442	82,628
ABN AMRO Group NV GDR (Netherlands)	4,551	102,612
Aegon NV (Netherlands)	1,655	7,953
Aflac, Inc.	5,298	264,900
AGNC Investment Corp.(R)	9,715	174,870
Allianz SE (Germany)	909	202,180
Allstate Corp. (The)	1,929	181,673
American Financial Group, Inc.	587	56,475
Ameriprise Financial, Inc.	2,151	275,543
Annaly Capital Management, Inc.(R)	3,069	30,659
Apartment Investment & Management Co. Class A(R)	48	2,414
Apple Hospitality REIT, Inc.(R)	2,707	44,124
Athene Holding, Ltd. Class A(NON)	2,517	102,694
AvalonBay Communities, Inc.(R)	845	169,617
Aviva PLC (United Kingdom)	20,940	112,475
Bank Leumi Le-Israel BM (Israel)	5,263	34,352
Brixmor Property Group, Inc.(R)	5,884	108,089
Broadridge Financial Solutions, Inc.	1,833	190,064
Brookfield Property REIT, Inc. Class A(R)(S)	2,270	46,512
Camden Property Trust(R)	858	87,087
Capital One Financial Corp.	4,021	328,475
CBRE Group, Inc. Class A(NON)	2,828	139,845
Cheung Kong Property Holdings, Ltd. (Hong Kong)	17,000	151,141
Citigroup, Inc.	21,216	1,320,060
Citizens Financial Group, Inc.	8,240	267,800
Comerica, Inc.	3,006	220,400
Daiwa Securities Group, Inc. (Japan)	1,700	8,301
Deutsche Boerse AG (Germany)	263	33,721
Discover Financial Services	3,703	263,505
DNB ASA (Norway)	865	15,926
Douglas Emmett, Inc.(R)	1,190	48,100
Duke Realty Corp.(R)	3,644	111,434
E*Trade Financial Corp.	6,675	309,920
East West Bancorp, Inc.	1,303	62,505
Equity Lifestyle Properties, Inc.(R)	616	70,409
Gaming and Leisure Properties, Inc.(R)	2,166	83,543
Goldman Sachs Group, Inc. (The)	1,280	245,747
Hang Seng Bank, Ltd. (Hong Kong)	4,600	113,498
Hartford Financial Services Group, Inc. (The)	4,794	238,358
Healthcare Trust of America, Inc. Class A(R)	2,859	81,739
Henderson Land Development Co., Ltd. (Hong Kong)	9,000	57,205
Highwoods Properties, Inc.(R)	1,254	58,662
HSBC Holdings PLC (United Kingdom)	2,429	19,719
Hudson Pacific Properties, Inc.(R)	1,404	48,326
Jones Lang LaSalle, Inc.	562	86,649
JPMorgan Chase & Co.	17,480	1,769,500
KBC Groep NV (Belgium)	394	27,526
Kerry Properties, Ltd. (Hong Kong)	2,500	11,162
Legal & General Group PLC (United Kingdom)	41,440	148,589
Liberty Property Trust(R)	1,385	67,062
Lincoln National Corp.	3,072	180,326
Lloyds Banking Group PLC (United Kingdom)	135,912	109,999
London Stock Exchange Group PLC (United Kingdom)	574	35,519
Macquarie Group, Ltd. (Australia)	1,674	153,851
Medical Properties Trust, Inc.(R)	5,809	107,525
MetLife, Inc.	12,280	522,760
Mirvac Group (Australia)(R)	16,721	32,583
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,900	19,902
Mizuho Financial Group, Inc. (Japan)	87,700	135,924
Morgan Stanley	12,059	508,890
New Residential Investment Corp.(R)	7,565	127,924
ORIX Corp. (Japan)	8,200	118,037
Outfront Media, Inc.(R)	2,194	51,340
Partners Group Holding AG (Switzerland)	192	139,601
Persimmon PLC (United Kingdom)	4,131	116,755
Popular, Inc. (Puerto Rico)	1,129	58,855
Prologis, Inc.(R)	1,853	133,323
Prudential Financial, Inc.	3,773	346,663
Reinsurance Group of America, Inc.	497	70,564
Resona Holdings, Inc. (Japan)	23,300	101,152
Scentre Group (Australia)(R)	20,175	59,015
Schroders PLC (United Kingdom)	1,082	38,078
SL Green Realty Corp.(R)	1,232	110,781
Spirit Realty Capital, Inc.(R)	2,095	83,234
Stockland (Units) (Australia)(R)	17,181	47,021
STORE Capital Corp.(R)	3,088	103,448
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,900	136,474
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,100	39,586
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,500	60,052
Swedbank AB Class A (Sweden)	5,226	73,832
Swire Properties, Ltd. (Hong Kong)	2,800	12,046
Synchrony Financial	9,619	306,846
Unum Group	3,578	121,044
VICI Properties, Inc.(R)	5,860	128,217
Weingarten Realty Investors(R)	1,509	44,319
Wells Fargo & Co.	2,727	131,769
Wintrust Financial Corp.	722	48,612

		13,301,615
Health care (7.6%)
Abbott Laboratories	10,125	809,393
AbbVie, Inc.	5,251	423,178
Advanz Pharma Corp. (Canada)(NON)	52	904
Alfresa Holdings Corp. (Japan)	1,800	51,293
Allergan PLC	1,614	236,306
Amgen, Inc.	4,040	767,519
Astellas Pharma, Inc. (Japan)	8,600	129,029
Baxter International, Inc.	486	39,517
Biogen, Inc.(NON)	1,575	372,299
Bristol-Myers Squibb Co.	3,425	163,407
Cardinal Health, Inc.	4,562	219,660
Centene Corp.(NON)	4,260	226,206
Charles River Laboratories International, Inc.(NON)	473	68,703
Chemed Corp.	216	69,135
Eli Lilly & Co.	1,839	238,629
Encompass Health Corp.	1,021	59,626
Gilead Sciences, Inc.	4,174	271,352
GlaxoSmithKline PLC (United Kingdom)	10,123	210,533
HCA Healthcare, Inc.	1,564	203,914
Hill-Rom Holdings, Inc.	776	82,147
Hologic, Inc.(NON)	2,156	104,350
Humana, Inc.	255	67,830
Illumina, Inc.(NON)	212	65,866
Ipsen SA (France)	71	9,733
Jazz Pharmaceuticals PLC(NON)	297	42,456
Johnson & Johnson	6,424	898,011
Koninklijke Philips NV (Netherlands)	767	31,245
Masimo Corp.(NON)	822	113,666
McKesson Corp.	2,643	309,390
Medipal Holdings Corp. (Japan)	1,500	35,675
Medtronic PLC	9,039	823,272
Merck & Co., Inc.	8,738	726,739
Novartis AG (Switzerland)	1,885	181,316
Novo Nordisk A/S Class B (Denmark)	1,304	68,262
Pfizer, Inc.	9,045	384,141
Roche Holding AG (Switzerland)	1,032	284,338
Sanofi (France)	1,120	98,926
Sartorius Stedim Biotech (France)	312	39,513
Shionogi & Co., Ltd. (Japan)	2,000	124,010
Siemens Healthineers AG (Germany)	640	26,671
Straumann Holding AG (Switzerland)	50	40,798
Takeda Pharmaceutical Co., Ltd. ADR (Japan)	436	8,887
Thermo Fisher Scientific, Inc.	117	32,025
UCB SA (Belgium)	762	65,441
UnitedHealth Group, Inc.	1,177	291,025
Vertex Pharmaceuticals, Inc.(NON)	423	77,811
Waters Corp.(NON)	203	51,097
Zoetis, Inc.	1,288	129,663

		9,774,907
Semiconductor (0.3%)
KLA-Tencor Corp.	2,947	351,901

		351,901
Software (3.9%)
Adobe, Inc.(NON)	3,900	1,039,311
Black Knight, Inc.(NON)	1,342	73,139
Cadence Design Systems, Inc.(NON)	3,261	207,106
Electronic Arts, Inc.(NON)	1,930	196,146
F5 Networks, Inc.(NON)	1,365	214,209
Intuit, Inc.	2,637	689,338
Microsoft Corp.	10,278	1,212,187
NTT Data Corp. (Japan)	7,200	79,549
Oracle Corp.	23,740	1,275,075

		4,986,060
Technology (0.1%)
SoftBank Group Corp. (Japan)	700	68,226

		68,226
Technology services (3.8%)
Alphabet, Inc. Class A(NON)	2,180	2,565,620
Capgemini SE (France)	586	71,059
eBay, Inc.	1,949	72,386
Facebook, Inc. Class A(NON)	4,540	756,773
IBM Corp.	8,952	1,263,127
Proofpoint, Inc.(NON)	554	67,272
Zebra Technologies Corp. Class A(NON)	696	145,833

		4,942,070
Transportation (1.4%)
Aena SME SA (Spain)	586	105,504
Central Japan Railway Co. (Japan)	700	162,671
Delta Air Lines, Inc.	9,301	480,397
Deutsche Lufthansa AG (Germany)	692	15,187
Deutsche Post AG (Germany)	972	31,620
International Consolidated Airlines Group SA (Spain)	14,916	99,254
Japan Airlines Co., Ltd. (Japan)	2,200	77,494
Norfolk Southern Corp.	1,789	334,346
SG Holdings Co., Ltd. (Japan)	1,100	32,111
United Continental Holdings, Inc.(NON)	5,853	466,952
Yangzijiang Shipbuilding Holdings, Ltd. (China)	40,000	44,443

		1,849,979
Utilities and power (1.9%)
AES Corp.	9,665	174,743
AGL Energy, Ltd. (Australia)	408	6,309
CenterPoint Energy, Inc.	6,773	207,931
CLP Holdings, Ltd. (Hong Kong)	4,500	52,215
Endesa SA (Spain)	4,068	103,769
Enel SpA (Italy)	15,664	100,226
Eni SpA (Italy)	8,687	153,517
Evergy, Inc.	2,489	144,486
Exelon Corp.	9,159	459,141
GenOn Energy, Inc.	49	6,860
Kansai Electric Power Co., Inc. (The) (Japan)	400	5,902
NRG Energy, Inc.	4,945	210,064
Pinnacle West Capital Corp.	1,711	163,537
Public Service Enterprise Group, Inc.	5,448	323,666
RWE AG (Germany)	816	21,877
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	1,365
UGI Corp.	2,459	136,278
Vistra Energy Corp.	4,652	121,092

		2,392,978

Total common stocks (cost $65,422,743)		$75,464,169

CORPORATE BONDS AND NOTES (15.8%)(a)
	Principal amount	Value
Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$10,000	$10,838
Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21	10,000	10,250
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	10,000	11,385
Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	10,000	10,400
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	10,000	9,450
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25	20,000	20,906
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	20,000	19,650
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24	25,000	24,625
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24	15,000	14,775
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	14,892
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	30,000	28,931
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	15,000	15,441
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	15,000	12,863
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	38,000	38,471
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27	10,000	9,934
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25	10,000	10,525
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23	5,000	5,169
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	25,000	23,250
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21	7,000	6,965
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)	20,000	21,200
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	5,000	4,375
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	30,000	30,525
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	19,000	19,600
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	43,000	43,143
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	10,000	10,225
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	10,000	10,263
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	15,000	14,667
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	27,000	28,351
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27	30,000	28,879
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22	10,000	10,550
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25	10,000	10,100
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	10,000	9,975
Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)	4,000	4,160
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	10,000	10,225
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	5,000	4,900
Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)	6,000	6,002
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	15,000	13,481
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)	5,000	4,425
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	25,000	24,906
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24	10,000	10,225
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	21,160
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	23,593
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	20,000	20,595
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	45,000	47,523
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25	15,000	14,625
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	34,384
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	15,000	14,909
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	15,000	17,006
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26	5,000	5,106
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25	5,000	4,888
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	20,000	20,650
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23	3,000	3,049
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	5,000	4,994
Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)	5,000	5,363
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25	15,000	14,528
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	15,000	14,775
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	5,000	4,625
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	13,000	13,163
Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23	10,000	10,220
USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27	20,000	20,213
USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25	10,000	10,155
Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47	53,000	46,945
Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	22,000	21,289
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	39,205
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,036
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	34,000	44,888
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	10,625
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23	15,000	15,938

		1,136,347
Capital goods (0.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	19,075
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19	9,000	9,214
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)	10,000	10,359
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22	10,000	10,150
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	10,000	10,166
Berry Global, Inc. 144A notes 4.50%, 2/15/26	5,000	4,751
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	5,000	5,525
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	10,000	10,316
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	25,000	25,969
Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20	45,000	46,575
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	5,000	5,024
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	11,100
Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22	14,000	14,035
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	29,613
GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)	5,000	4,731
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	20,950
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	55,858
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)	20,000	18,900
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	60,216
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	14,000	13,422
L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26	35,000	35,620
L3 Technologies, Inc. company guaranty sr. unsec. notes 4.40%, 6/15/28	21,000	22,036
MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23	10,000	10,050
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	60,000	58,998
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25	25,000	25,656
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	21,000	21,332
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	10,000	10,025
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	10,000	9,950
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	20,000	23,295
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22	50,000	49,852
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	20,000	19,750
Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28	50,000	52,324
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26	10,000	10,300
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	20,600
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	10,000	10,075
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	5,000	5,076
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	20,000	19,797
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24	8,000	8,220
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	15,000	15,623
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20	105,000	104,173
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24	5,000	4,975
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)	5,000	4,825
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	12,000	12,307

		940,808
Communication services (1.4%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	11,000	10,542
American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)	100,000	98,401
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	160,000	161,765
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	30,000	30,647
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	75,243
Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20	7,000	7,315
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,488
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24	25,000	26,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	30,000	31,388
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23	5,000	5,117
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	5,000	5,605
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	4,000	4,221
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	30,888
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	92,000	88,757
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	17,000	21,477
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	5,172
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	5,000	5,114
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	20,000	19,444
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	25,000	24,460
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	24,849
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	33,433
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)	7,000	7,377
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)	25,000	24,973
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	35,000	34,851
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	63,000	63,945
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	43,000	45,957
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	100,422
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	35,000	29,400
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	31,000	32,559
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)	5,000	5,267
Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25	30,000	19,744
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26	15,000	13,950
Intelsat Connect Finance SA 144A company guaranty sr. unsec. notes 9.50%, 2/15/23 (Luxembourg)	25,000	22,133
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)	25,000	25,375
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23	20,000	20,225
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	100,000	102,499
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,128
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	85,000	88,954
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	45,000	43,256
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20	5,000	5,163
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	48,000	50,280
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	17,000	17,850
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25	10,000	10,413
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	5,000	5,138
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	25,000	25,844
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	5,000	5,056
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	15,000	14,869
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	5,000	4,997
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	81,214
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	67,619
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	90,000	95,178
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	20,000	20,600
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	25,000	25,500
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)	17,000	17,279

		1,856,404
Consumer cyclicals (2.2%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	24,289
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	90,606
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	75,000	76,720
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27	5,000	4,519
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26	10,000	9,025
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25	10,000	9,348
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	5,000	5,069
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23	10,000	10,325
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	64,000	65,335
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	35,955
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,128
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.80%, 4/11/26	16,000	15,347
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	39,379
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	5,000	5,125
Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23	10,000	10,388
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	10,000	10,350
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)	5,000	5,005
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	10,000	10,225
CBS Corp. company guaranty sr. unsec. bonds 4.20%, 6/1/29	35,000	35,184
CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	22,000	20,544
CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45	24,000	22,891
CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	12,191
CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	30,000	29,850
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	19,000	19,319
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22	19,000	19,404
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24	10,000	10,600
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	30,000	27,405
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	20,000	19,262
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	65,000	65,366
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	40,000	41,741
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	70,358
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	5,000	5,232
Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26	59,000	54,762
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	15,000	15,550
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25	10,000	10,107
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	76,000	72,801
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	21,876
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,797
Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26	10,000	10,177
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	20,000	21,250
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	10,027
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	75,000	75,844
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	20,000	19,973
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	55,000	58,114
iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)	20,000	14,200
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	5,000	5,225
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	99,000	102,960
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	5,000	4,975
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	80,000	83,285
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	5,000	4,831
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	20,000	19,200
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22	25,000	26,813
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21	20,000	20,600
Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24	5,000	5,238
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	10,000	9,425
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	10,000	9,500
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27	51,000	48,867
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	5,000	5,306
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	15,000	15,431
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	10,000	10,475
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	5,031
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	15,000	15,488
Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)	10,000	10,200
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)	5,000	4,869
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	20,000	21,000
MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20	35,000	36,663
MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21	15,000	16,013
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	25,000	25,406
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24	30,000	30,450
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	5,000	4,806
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	20,000	19,750
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	76,000	75,380
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25	15,000	15,375
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	9,725
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	14,228
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26	15,000	14,775
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	9,950
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	20,000	22,500
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	25,000	25,750
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27	5,000	5,119
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	10,000	10,138
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21	20,000	20,050
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	22,000	21,441
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23	15,000	15,374
Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22	27,000	28,373
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26	15,000	15,310
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24	10,000	10,088
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24	10,000	10,363
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	70,000	70,000
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	20,000	19,776
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	25,000	24,703
Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25	10,000	10,075
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	10,000	10,100
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24	25,000	25,625
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	35,000	33,873
Star Merger Sub, Inc. 144A sr. notes 6.875%, 8/15/26	5,000	5,113
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,881
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	5,000	4,788
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	10,000	10,050
Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22	10,000	10,206
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	30,000	30,114
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	15,000	13,969
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	70,000	71,748
Walt Disney Co. (The) 144A company guaranty sr. unsec. bonds 7.75%, 12/1/45	150,000	239,145
Warner Media, LLC company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26	41,000	38,805
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23	10,000	9,625
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	17,232
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23	10,000	10,175
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	5,000	5,131
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	9,700
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26	10,000	10,175
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	25,000	23,625

		2,830,343
Consumer staples (0.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)	15,000	14,813
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)	5,000	5,019
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	15,000	14,850
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,288
Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19	2,000	2,044
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	35,000	35,103
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	60,000	59,443
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	15,000	14,888
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	5,000	4,969
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	20,000	17,950
CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22	20,000	18,400
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	3,006	3,259
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	42,413	43,790
Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22	40,000	46,712
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26	5,000	5,125
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	64,142
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	67,923
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	10,000	7,500
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	15,000	15,750
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	20,000	20,100
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	20,000	19,675
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28	65,000	67,726
Keurig Dr Pepper, Inc. 144A company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	11,000	11,399
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	15,000	15,141
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24	15,000	15,300
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	10,000	9,825
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	37,000	37,509
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,056
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	15,000	15,113
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	9,900
Netflix, Inc. 144A sr. unsec. bonds 6.375%, 5/15/29	5,000	5,406
Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28	5,000	5,281
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23	15,000	12,375
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	60,000	60,520

		762,294
Energy (1.8%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24	10,000	3,700
Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23	5,000	5,069
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21	13,000	13,049
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	8,000	8,042
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	35,000	35,028
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	15,000	15,188
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	11,000	12,048
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26	5,000	4,806
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	5,000	4,644
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	69,841
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	35,000	34,842
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	20,000	19,920
California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20	10,000	9,400
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22	6,000	4,712
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	10,000	11,138
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	25,000	27,188
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	40,000	41,950
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27	5,000	4,925
Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25	50,000	51,000
Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19	54,000	53,923
Comstock Resouces Inc. 144A company guaranty sr. unsec. notes 9.75%, 8/15/26	15,000	13,800
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	44,000	43,640
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	10,000	10,164
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	20,000	18,500
DCP Midstream Operating LP company guaranty sr. unsec. unsub. notes 5.375%, 7/15/25	5,000	5,213
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	10,000	10,300
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21	12,000	11,670
Denbury Resources, Inc. 144A notes 7.50%, 2/15/24	5,000	4,269
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	20,000	20,875
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24	5,000	5,112
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	20,000	20,950
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26	5,000	5,125
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24	48,000	52,394
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.50%, 6/1/27	5,000	5,417
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	96,000	91,263
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45	8,000	8,700
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	25,000	26,275
Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)	10,000	8,438
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	50,000	49,637
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24	12,000	4,260
EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26	10,000	8,125
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	21,000	19,642
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	40,000	47,168
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	115,000	114,478
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	30,000	34,989
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26	20,000	20,350
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24	25,000	25,875
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	15,000	13,275
Jagged Peak Energy, LLC company guaranty sr. unsec. notes 5.875%, 5/1/26	5,000	4,958
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	25,000	30,462
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)	5,000	4,625
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	20,000	19,704
Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20	16,000	16,276
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	20,000	17,925
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22	25,000	26,688
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23	5,000	5,163
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	5,000	4,502
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26	5,000	4,638
Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23	5,000	5,000
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22	19,000	19,190
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26	10,000	9,525
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	64,000	70,422
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	161,000	172,471
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)	9,000	9,518
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	23,000	23,322
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	4,000	4,060
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	40,000	8,900
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)	62,000	55,565
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)	80,000	78,759
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	15,000	14,873
Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21	15,000	15,225
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	9,376
Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22	5,000	4,944
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	12,000	12,725
SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24	10,000	8,275
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21	5,000	4,481
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)	5,000	1
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)	20,000	2
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	70,000	69,710
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)	110,000	109,367
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	5,000	4,750
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	9,250
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	9,588
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	4,000	4,000
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	38,000	37,373
Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)	30,000	30,167
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	10,000	10,028
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	35,000	34,519
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	5,000	5,431
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	5,394
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	115,000	115,262
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	15,000	14,025
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	9,450	9,580
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	5,000	5,200
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31	5,000	4,275
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	10,000	10,263
USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 9/1/27	5,000	5,081
Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)	5,000	4,850
Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24	10,000	7,200
Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23	5,000	3,538
Whiting Petroleum Corp. sr. unsec. notes 6.625%, 1/15/26	10,000	9,800
Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32	5,000	6,957
Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31	1,000	1,273
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	28,000	29,114
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	10,000	11,250
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	10,000	10,150
WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22	4,000	4,150

		2,373,437
Financials (4.0%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	30,000	29,765
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	50,000	49,606
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	41,000	41,272
Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22	15,000	15,169
Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23	10,000	10,250
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	29,000	35,996
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20	13,000	13,585
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	40,000	42,605
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	48,000	57,721
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	46,000	48,588
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	5,000	5,425
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	230,793
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	30,000	30,266
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	3,000	2,901
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	30,702
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	94,000	97,011
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	65,000	69,551
Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19	30,000	30,730
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	20,000	21,431
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25	5,000	5,362
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	10,000	10,488
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	39,000	41,498
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	2,000	2,083
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	35,000	34,849
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	58,000	57,855
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	235,000	238,639
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	10,361
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	46,000	47,263
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	20,000	19,700
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	20,000	20,700
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	73,814
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	147,000	145,485
Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)	40,000	48,333
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23	5,000	5,194
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26	5,000	5,083
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	28,000	29,233
Digital Realty Trust LP company guaranty sr. unsec. notes 3.40%, 10/1/20(R)	30,000	30,213
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	15,000	14,900
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	65,000	64,773
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	30,957
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	16,000	15,320
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	135,000	142,122
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	15,000	13,313
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	5,000	4,438
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	10,463
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	20,000	20,898
goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)	5,000	5,250
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	107,000	109,354
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	163,000	162,103
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19	107,000	106,841
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	29,227
Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22	35,000	37,336
Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)	50,000	46,293
Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)	3,000	2,979
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	19,800
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	40,000	41,306
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	10,000	10,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22	10,000	10,259
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20	10,000	10,095
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22	17,000	17,213
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	200,000	215,187
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	14,000	15,050
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)	5,000	5,019
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)	5,000	4,906
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	21,000	22,050
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity	80,000	80,841
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	300,000	292,481
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	30,661
Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	26,000	29,770
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	20,256
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)	40,000	40,020
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)	5,000	5,200
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)	5,000	4,700
Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)	45,000	46,872
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	40,000	40,542
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	41,231
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	185,000	185,432
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20	45,000	44,950
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26	5,000	5,081
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23	10,000	10,300
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21	15,000	15,000
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	26,919
OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33	78,000	95,218
Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	105,000	106,465
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	15,000	13,650
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	25,000	26,063
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	54,000	54,540
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22	45,000	44,643
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	47,707
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	5,000	5,091
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	10,313
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22	10,000	10,350
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	15,000	14,925
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	92,784
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23	10,000	9,400
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	58,000	57,247
Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)	15,000	16,200
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)	200,000	198,207
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	20,000	19,425
VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)	35,000	36,016
Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)	100,000	106,411
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	8,000	8,520
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	80,000	79,878
Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)	80,000	81,099
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	135,000	134,294
WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25	20,000	18,400
WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)	30,000	31,160

		5,115,659
Health care (1.4%)
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23	40,000	34,000
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)	26,000	26,234
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	15,196
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	125,000	126,299
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	6,750
Bausch Health Americas, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26	15,000	16,415
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	15,000	15,900
Bausch Health Cos, Inc. 144A sr. notes 5.75%, 8/15/27	5,000	5,127
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	5,000	5,106
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25	10,000	10,863
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	39,600
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23	8,000	8,100
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,870
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22	5,000	5,175
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 4.669%, 6/6/47	59,000	61,790
Becton Dickinson and Co. (BD) sr. unsec. unsub. bonds 3.70%, 6/6/27	51,000	50,804
Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24	15,000	15,717
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22	20,000	20,350
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	5,000	5,219
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23	45,000	42,341
CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22	24,000	15,960
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	4,800
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	13,000	9,689
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	75,000	76,898
Cigna Holding Co. sr. unsec. unsub. notes 4.50%, 3/15/21	80,000	82,120
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	40,000	42,072
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	99,000	98,039
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.90%, 8/28/28	80,000	84,930
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	15,000	16,072
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	15,000	15,947
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24	15,000	15,903
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22	4,000	4,410
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25	5,000	4,974
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23	15,000	15,281
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21	5,000	5,413
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)	10,000	7,800
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	10,000	10,132
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	49,500
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22	10,000	10,381
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	4,944
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	83,142
Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)	75,000	75,000
Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)	11,000	11,422
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22	23,000	21,827
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27	10,000	10,138
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	40,041
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	55,000	54,543
Service Corp. International sr. unsec. notes 5.375%, 1/15/22	14,000	14,133
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	15,000	14,907
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	33,000	33,866
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)	46,000	44,374
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)	40,000	39,475
Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23	10,000	10,075
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	5,000	5,008
Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20	20,000	20,725
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22	5,000	5,379
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	5,000	5,190
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	90,000	90,295
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	90,000	89,983
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25	5,000	5,175
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26	5,000	5,231
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	35,712

		1,817,762
Technology (1.6%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	120,000	123,039
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	33,022
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20	60,000	60,019
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	41,304
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	130,000	129,931
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	87,085
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	27,439
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	30,000	29,856
Avaya, Inc. 144A escrow notes 7.00%, 4/1/20(F)	34,000	—
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	15,000	14,550
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	35,000	33,436
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	82,693
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	35,000	34,071
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	75,000	74,504
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	83,000	89,271
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	15,000	15,905
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	10,000	12,070
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	11,000	10,539
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	18,000	18,507
First Data Corp. 144A notes 5.75%, 1/15/24	30,000	30,848
First Data Corp. 144A sr. notes 5.375%, 8/15/23	15,000	15,319
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	56,653
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	135,912
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24	4,000	3,564
Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)	20,000	19,981
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	10,000	10,138
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)	66,000	82,162
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	44,000	44,699
Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41	25,000	31,026
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	100,000	102,042
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	80,000	78,089
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	41,456
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	10,000	9,674
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	80,000	79,580
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	95,000	94,797
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	20,000	20,100
Qorvo, Inc. 144A sr. unsec. notes 5.50%, 7/15/26	10,000	10,326
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	60,000	62,804
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	25,000	27,098
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	5,000	5,050
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	25,000	25,188
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	20,000	19,225
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	14,420
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	70,000	66,850

		2,004,242
Transportation (0.2%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	69,097
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	17,247	17,725
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22	15,000	14,843
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	15,313
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	20,171
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22	7,945	8,336
United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26	36,065	36,288
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23	24,000	24,120

		205,893
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25	35,000	36,313
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27	25,000	26,005
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23	7,000	7,088
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	5,000	5,050
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	58,362
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	54,666
Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42	15,000	15,818
Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36	39,000	48,983
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	25,000	24,875
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	10,000	9,950
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24	3,000	3,068
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	8,764
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	34,267
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	46,140
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	53,946
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	38,000	39,620
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	85,000	82,843
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44	33,000	37,277
GenOn Energy, Inc./NRG Americas, Inc. company guaranty sub. FRN (BBA LIBOR USD 6 Month + 6.50%), 9.392%, 12/1/23	3,902	3,873
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	10,000	10,051
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	10,000	10,579
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	80,686
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	25,286
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	105,000	105,202
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	22,189
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	50,000	63,545
NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	20,000	17,900
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	10,000	11,000
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	20,000	21,525
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	5,000	5,300
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	75,000	74,117
Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22	25,000	25,989
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	75,306
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	61,616
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	30,358
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)	13,000	52
Vistra Energy Corp. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24	10,000	10,575
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26	10,000	10,900
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27	10,000	10,400
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26	15,000	15,600

		1,285,084

Total corporate bonds and notes (cost $19,969,308)		$20,328,273

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$259,939	$297,474
3.50%, with due dates from 8/20/47 to 11/20/47	3,540,724	3,618,474

		3,915,948
U.S. Government Agency Mortgage Obligations (8.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, 5/1/48	1,408,291	1,452,108
Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 4/1/49	1,000,000	1,078,672
4.50%, TBA, 4/1/49	1,000,000	1,041,875
4.00%, with due dates from 8/1/47 to 1/1/57	892,153	923,342
3.50%, with due dates from 12/1/47 to 1/1/48	3,870,653	3,930,375
3.00%, with due dates from 12/1/31 to 5/1/46	1,990,064	2,001,033

		10,427,405

Total U.S. government and agency mortgage obligations (cost $14,448,511)		$14,343,353

MORTGAGE-BACKED SECURITIES (1.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.5%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 15.799%, 4/15/37	$9,317	$13,876
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 14.69%, 11/15/35	13,177	19,136
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 14.079%, 12/15/36	9,763	12,939
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 12.409%, 3/15/35	25,525	32,524
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 10.597%, 6/15/34	14,243	16,302
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.466%, 3/15/41	71,745	11,606
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 15.453%, 3/25/36	17,253	26,285
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 15.086%, 6/25/37	15,764	22,592
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.794%, 8/25/35	6,122	7,748
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 9.436%, 8/25/28	17,768	20,414
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 9.236%, 8/25/28	58,972	68,310
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.486%, 9/25/28	29,762	33,870
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.386%, 11/25/24	7,617	8,526
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.736%, 1/25/29	20,000	21,997
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.386%, 7/25/24	15,127	15,831
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 5.086%, 5/25/24	16,000	16,668
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.836%, 1/25/29	2,918	2,920
IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 3.615%, 12/25/48	231,585	33,435
Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,514	3,807
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	59,416	12,780
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.562%, 6/20/43	90,286	15,945
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	121,324	12,689
Ser. 13-14, IO, 3.50%, 12/20/42	260,513	32,473
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	246,646	24,771
Ser. 16-H16, Class EI, IO, 2.209%, 6/20/66(WAC)	189,247	20,382
Ser. 15-H26, Class DI, IO, 1.891%, 10/20/65(WAC)	254,572	24,318

		532,144
Commercial mortgage-backed securities (0.7%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, zero %, 1/15/49(WAC)	216,332	181
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.328%, 7/10/42(WAC)	3,746	—
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	329,154	3
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO, 0.445%, 11/10/41(WAC)	51,370	74
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	2,192	—
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.269%, 12/11/38(WAC)	35,540	365
CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.614%, 12/11/49(WAC)	4,145	—
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.789%, 9/10/45(WAC)	335,869	15,621
FRB Ser. 06-C5, Class XC, IO, 0.472%, 10/15/49(WAC)	601,769	24
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.539%, 12/10/44(WAC)	61,000	63,147
FRB Ser. 14-CR17, Class C, 4.762%, 5/10/47(WAC)	26,000	26,865
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	20,000	21,263
FRB Ser. 14-UBS6, Class C, 4.459%, 12/10/47(WAC)	36,000	35,899
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	85,000	89,687
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	30,000	30,705
FRB Ser. 14-CR18, Class XA, IO, 1.145%, 7/15/47(WAC)	103,805	4,458
FRB Ser. 14-CR20, Class XA, IO, 1.115%, 11/10/47(WAC)	323,862	13,865
FRB Ser. 14-CR17, Class XA, IO, 1.05%, 5/10/47(WAC)	657,649	27,565
FRB Ser. 13-CR11, Class XA, IO, 0.953%, 8/10/50(WAC)	488,121	17,871
FRB Ser. 14-UBS6, Class XA, IO, 0.944%, 12/10/47(WAC)	927,215	35,407
FRB Ser. 14-LC17, Class XA, IO, 0.893%, 10/10/47(WAC)	693,992	18,205
COMM Mortgage Trust 144A FRB Ser. 06-C8, Class XS, IO, 0.452%, 12/10/46(WAC)	312,305	12
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49(WAC)	524,978	1
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.362%, 12/15/49(WAC)	70,000	70,751
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.004%, 12/10/49(WAC)	1,563,450	1,114
GS Mortgage Securities Corp. II FRB Ser. 15-GC30, Class XA, IO, 0.853%, 5/10/50(WAC)	456,170	16,627
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	19,000	19,517
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class D, 5.311%, 11/10/46(WAC)	21,000	22,135
FRB Ser. 06-GG8, Class X, IO, 0.871%, 11/10/39(WAC)	1,036,108	14,037
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.207%, 11/15/45(WAC)	30,000	31,876
FRB Ser. 14-C22, Class C, 4.561%, 9/15/47(WAC)	23,000	22,987
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,456
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	204,710	242
FRB Ser. 07-LDPX, Class X, IO, 0.007%, 1/15/49(WAC)	550,000	6
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 05-CB12, Class X1, IO, 0.502%, 9/12/37(WAC)	75,137	287
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.686%, 9/15/39(WAC)	397,160	4,851
FRB Ser. 05-C5, Class XCL, IO, 0.522%, 9/15/40(WAC)	180,781	657
FRB Ser. 05-C7, Class XCL, IO, 0.319%, 11/15/40(WAC)	51,901	57
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.892%, 8/12/39(WAC)	11,990	1
FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	53,800	1
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 5.893%, 5/15/44(WAC)	575	63
FRB Ser. 06-C4, Class X, IO, 5.423%, 7/15/45(WAC)	5,487	136
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47(WAC)	25,000	25,318
FRB Ser. 14-C17, Class XA, IO, 1.189%, 8/15/47(WAC)	282,416	12,400
FRB Ser. 13-C12, Class XA, IO, 0.616%, 10/15/46(WAC)	463,503	10,695
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.032%, 8/10/49(WAC)	50,000	51,558
FRB Ser. 12-C4, Class XA, IO, 1.637%, 12/10/45(WAC)	203,477	9,652
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.238%, 10/15/44(WAC)	10,784	10,687
FRB Ser. 07-C34, IO, 0.091%, 5/15/46(WAC)	200,012	43
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.287%, 7/15/46(WAC)	19,000	19,746
FRB Ser. 13-LC12, Class C, 4.287%, 7/15/46(WAC)	24,000	23,792
WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	33,322
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,051
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.684%, 3/15/44(WAC)	32,000	29,130
FRB Ser. 11-C2, Class D, 5.653%, 2/15/44(WAC)	25,000	25,521
FRB Ser. 13-C15, Class D, 4.472%, 8/15/46(WAC)	43,000	33,763
FRB Ser. 12-C9, Class XA, IO, 1.882%, 11/15/45(WAC)	219,466	12,839
FRB Ser. 11-C5, Class XA, IO, 1.734%, 11/15/44(WAC)	279,979	9,413
FRB Ser. 12-C10, Class XA, IO, 1.562%, 12/15/45(WAC)	317,776	15,343

		958,292
Residential mortgage-backed securities (non-agency) (0.5%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.913%, 5/25/35(WAC)	27,781	28,470
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.337%, 6/25/46	109,209	98,821
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.676%, 8/25/46	123,030	105,510
FRB Ser. 05-27, Class 1A1, 2.528%, 8/25/35(WAC)	34,068	29,639
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.036%, 4/25/28	77,780	86,672
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.486%, 7/25/25	6,589	7,239
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.786%, 2/25/25	18,215	19,695
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.486%, 5/25/25	7,065	7,597
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 3.286%, 2/25/34	26,157	25,545
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.447%, 2/25/35(WAC)	9,372	9,685
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 3.611%, 10/25/33	60,904	61,147
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.536%, 10/25/34	30,000	29,612
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 3.386%, 11/25/34	33,386	33,370
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.336%, 5/25/47	39,082	32,703
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 4.016%, 10/25/35(WAC)	36,747	36,509
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.446%, 7/25/45	43,986	43,129
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR2, Class 1A1, 4.887%, 3/25/36(WAC)	16,531	16,512

		671,855

Total mortgage-backed securities (cost $2,092,607)		$2,162,291

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.286%, 11/25/50	$62,000	$62,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.381%, 4/24/19	162,000	162,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 2/24/20	90,000	90,000
FRB Ser. 18-5, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 9/24/19	72,000	72,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.181%, 7/24/19	128,000	128,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.09%, 1/25/46	80,113	79,322

Total asset-backed securities (cost $593,791)		$593,322

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)	$165,000	$121,069
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	200,000	220,503
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	23,000	25,223
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	23,000	6,756
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	36,000	10,530

Total foreign government and agency bonds and notes (cost $426,328)		$384,081

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.778%, 12/15/24	$19,738	$19,624
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 7.037%, 12/31/22	10,000	9,800
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.633%, 5/5/24	4,639	4,593
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.243%, 4/16/21	3,528	3,515
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.249%, 3/31/24	13,768	13,601
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.727%, 5/21/24	15,000	14,288
KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 9.553%, 3/21/23	3,946	3,359
Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.313%, 5/25/25	12	12
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.89%, 11/6/24	34,650	34,462
Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.763%, 10/25/20	18,672	17,303
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.738%, 11/3/23	4,950	4,622
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 6.128%, 9/7/23	9,476	6,832
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 10.50%, 2/28/26	10,000	8,650
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 6.00%, 2/28/25	9,900	9,281
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.499%, 3/28/25	24,750	22,931

Total senior loans (cost $180,081)		$172,873

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	575	$18,107
Nine Point Energy 6.75% cv. pfd.	1	1,176

Total convertible preferred stocks (cost $11,501)		$19,283

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	680	$17,707

Total preferred stocks (cost $17,000)		$17,707

PURCHASED OPTIONS OUTSTANDING (—%)(a)

Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.37	1,060,520	GBP	814,250	$6,699
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.00	$1,135,300		$1,135,300	1

Total purchased options outstanding (cost $28,468)					$6,700

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$5,000	$4,248

Total convertible bonds and notes (cost $4,663)		$4,248

SHORT-TERM INVESTMENTS (14.5%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.86%(AFF)	Shares	1,640,300	$1,640,300
Putnam Short Term Investment Fund 2.64%(AFF)	Shares	16,520,199	16,520,199
U.S. Treasury Bills 2.543%, 6/13/19(SEGCCS)		$3,000	2,986
U.S. Treasury Bills 2.435%, 5/16/19(SEG)(SEGCCS)		98,001	97,710
U.S. Treasury Bills 2.471%, 6/27/19		1,001	994
U.S. Treasury Bills 2.504%, 8/15/19(SEG)		25,002	24,775
U.S. Treasury Bills 2.473%, 7/25/19(SEGCCS)		3,000	2,977
U.S. Treasury Bills 2.455%, 5/9/19(SEG)(SEGCCS)		133,000	132,668
U.S. Treasury Bills 2.466%, 7/18/19(SEGCCS)		1,999	1,986
U.S. Treasury Bills 2.459%, 8/1/19(SEG)(SEGCCS)		134,000	132,925
U.S. Treasury Bills 2.427%, 5/23/19(SEGCCS)		108,001	107,635

Total short-term investments (cost $18,665,121)			$18,665,155
TOTAL INVESTMENTS

Total investments (cost $121,860,122)			$132,161,455

	FORWARD CURRENCY CONTRACTS at 3/31/19 (aggregate face value $17,278,314) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/17/19	$429,144	$427,167	$1,977
		Brazilian Real	Buy	4/2/19	122,620	126,481	(3,861)
		Brazilian Real	Sell	4/2/19	122,620	125,572	2,952
		British Pound	Sell	6/19/19	26,804	26,471	(333)
		Canadian Dollar	Buy	4/17/19	12,726	17,019	(4,293)
		Euro	Buy	6/19/19	223,683	227,461	(3,778)
		Japanese Yen	Buy	5/15/19	130,091	130,569	(478)
		Japanese Yen	Sell	5/15/19	130,168	130,464	296
		New Zealand Dollar	Buy	4/17/19	256,538	255,474	1,064
		New Zealand Dollar	Sell	4/17/19	256,538	256,670	132
		Norwegian Krone	Buy	6/19/19	2,779	2,804	(25)
	Barclays Bank PLC
		Australian Dollar	Buy	4/17/19	64,350	64,329	21
		Australian Dollar	Sell	4/17/19	64,350	64,715	365
		Canadian Dollar	Sell	4/17/19	509,134	513,421	4,287
		Euro	Sell	6/19/19	260,606	265,028	4,422
		Hong Kong Dollar	Sell	5/15/19	221,695	222,240	545
		Japanese Yen	Buy	5/15/19	4,934	2,776	2,158
		New Zealand Dollar	Buy	4/17/19	257,968	257,252	716
		New Zealand Dollar	Sell	4/17/19	257,968	257,905	(63)
		Swedish Krona	Buy	6/19/19	130,528	129,773	755
	Citibank, N.A.
		Australian Dollar	Buy	4/17/19	317,348	317,374	(26)
		Canadian Dollar	Sell	4/17/19	190,522	192,986	2,464
		Danish Krone	Buy	6/19/19	133,885	136,311	(2,426)
		Euro	Sell	6/19/19	151,418	153,996	2,578
		Japanese Yen	Sell	5/15/19	322,029	329,537	7,508
		New Zealand Dollar	Buy	4/17/19	129,086	129,289	(203)
		New Zealand Dollar	Sell	4/17/19	129,086	130,309	1,223
		Norwegian Krone	Buy	6/19/19	3,093	3,120	(27)
	Credit Suisse International
		Australian Dollar	Buy	4/17/19	463,308	463,251	57
		Canadian Dollar	Buy	4/17/19	192,619	192,274	345
		Canadian Dollar	Sell	4/17/19	192,619	192,572	(47)
		Euro	Sell	6/19/19	9,598	9,761	163
		Japanese Yen	Sell	5/15/19	70,104	71,594	1,490
	Goldman Sachs International
		Australian Dollar	Buy	4/17/19	314,790	316,961	(2,171)
		Brazilian Real	Buy	4/2/19	253,770	260,251	(6,481)
		Brazilian Real	Sell	4/2/19	253,770	255,943	2,173
		Euro	Sell	6/19/19	248,073	252,304	4,231
		Japanese Yen	Sell	5/15/19	240,540	245,228	4,688
		New Zealand Dollar	Sell	4/17/19	128,473	127,064	(1,409)
		Norwegian Krone	Buy	6/19/19	1,233,237	1,243,418	(10,181)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/17/19	320,615	319,869	746
		British Pound	Buy	6/19/19	243,718	248,280	(4,562)
		Canadian Dollar	Sell	4/17/19	190,822	191,046	224
		Chinese Yuan (Offshore)	Buy	5/15/19	88,391	87,705	686
		Euro	Sell	6/19/19	353,196	359,175	5,979
		Japanese Yen	Buy	5/15/19	48,366	47,102	1,264
		New Zealand Dollar	Buy	4/17/19	129,427	129,860	(433)
		New Zealand Dollar	Sell	4/17/19	129,427	128,127	(1,300)
		Norwegian Krone	Sell	6/19/19	59,308	59,487	179
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/17/19	258,466	260,432	(1,966)
		Australian Dollar	Sell	4/17/19	258,466	260,974	2,508
		British Pound	Buy	6/19/19	232,474	236,488	(4,014)
		Canadian Dollar	Sell	4/17/19	423,043	421,848	(1,195)
		Euro	Sell	6/19/19	192,519	197,863	5,344
		Japanese Yen	Buy	5/15/19	132,112	128,884	3,228
		New Zealand Dollar	Buy	4/17/19	21,730	19,469	2,261
		Norwegian Krone	Buy	6/19/19	37,062	37,394	(332)
		Singapore Dollar	Buy	5/15/19	68,087	68,433	(346)
		Swedish Krona	Sell	6/19/19	28,172	28,402	230
		Swiss Franc	Buy	6/19/19	293,286	293,335	(49)
	NatWest Markets PLC
		Australian Dollar	Buy	4/17/19	559,336	557,283	2,053
		Canadian Dollar	Sell	4/17/19	252,808	255,138	2,330
		Euro	Sell	6/19/19	452,899	459,072	6,173
		Japanese Yen	Sell	5/15/19	203,134	203,694	560
		New Zealand Dollar	Buy	4/17/19	129,291	128,659	632
		New Zealand Dollar	Sell	4/17/19	129,291	129,148	(143)
		Norwegian Krone	Buy	6/19/19	71,868	72,915	(1,047)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/17/19	145,107	142,199	2,908
		British Pound	Sell	6/19/19	128,528	128,583	55
		Canadian Dollar	Sell	4/17/19	195,538	185,378	(10,160)
		Euro	Sell	6/19/19	347,663	353,574	5,911
		Japanese Yen	Sell	5/15/19	401,603	407,831	6,228
		New Zealand Dollar	Sell	4/17/19	13,147	13,506	359
		Norwegian Krone	Buy	6/19/19	252,885	255,000	(2,115)
		Swedish Krona	Sell	6/19/19	241,799	242,318	519
	UBS AG
		Australian Dollar	Buy	4/17/19	387,451	387,188	263
		Canadian Dollar	Sell	4/17/19	125,019	125,955	936
		Euro	Sell	6/19/19	345,066	350,199	5,133
		Japanese Yen	Sell	5/15/19	118,409	124,586	6,177
	WestPac Banking Corp.
		Australian Dollar	Buy	4/17/19	252,784	255,003	(2,219)
		Canadian Dollar	Buy	4/17/19	63,632	63,516	116
		Canadian Dollar	Sell	4/17/19	63,632	64,193	561
		Euro	Sell	6/19/19	64,022	65,105	1,083
		New Zealand Dollar	Buy	4/17/19	128,814	128,521	293
		New Zealand Dollar	Sell	4/17/19	128,813	128,443	(370)

	Unrealized appreciation						111,549

	Unrealized (depreciation)						(66,053)

	Total						$45,496
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	67	$5,158,123	$5,171,730	Jun-19	$4,832
S&P 500 Index E-Mini (Long)	20	2,834,400	2,837,800	Jun-19	10,159
S&P 500 Index E-Mini (Short)	27	3,826,440	3,831,030	Jun-19	(82,472)
U.S. Treasury Bond 30 yr (Long)	7	1,047,594	1,047,594	Jun-19	32,580
U.S. Treasury Bond Ultra 30 yr (Long)	16	2,688,000	2,688,000	Jun-19	109,906
U.S. Treasury Note 2 yr (Long)	30	6,392,813	6,392,813	Jun-19	28,299
U.S. Treasury Note 2 yr (Short)	26	5,540,438	5,540,438	Jun-19	(23,615)
U.S. Treasury Note 5 yr (Long)	55	6,370,547	6,370,547	Jun-19	68,249
U.S. Treasury Note 10 yr (Long)	19	2,360,156	2,360,156	Jun-19	40,126
U.S. Treasury Note 10 yr (Short)	86	10,682,813	10,682,813	Jun-19	(180,460)

Unrealized appreciation					294,151

Unrealized (depreciation)					(286,547)

Total					$7,604

WRITTEN OPTIONS OUTSTANDING at 3/31/19 (premiums $8,700) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Call)	Jul-19/$1.47	1,590,747	GBP	1,221,350	$461
Goldman Sachs International
USD/CNH (Call)	Apr-19/CNH 7.20	$1,135,300		$1,135,300	1

Total					$462

TBA SALE COMMITMENTS OUTSTANDING at 3/31/19 (proceeds receivable $980,664) (Unaudited)
Agency	Principal amount	Settlement date	Value
Federal National Mortgage Association, 3.00%, 4/1/49	$1,000,000	4/10/19	$995,391

Total			$995,391

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,056,000	$8,440	(E)	$(10,766)	6/19/21	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	$(2,326)
		2,701,000	11,088	(E)	14,152	6/19/21	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,065
		1,880,400	19,740	(E)	(23,964)	6/19/24	3 month USD-LIBOR-BBA — Quarterly	2.50% — Semiannually	(4,224)
		2,579,100	27,075	(E)	32,819	6/19/24	2.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,744
		200,900	4,204	(E)	(4,845)	6/19/29	3 month USD-LIBOR-BBA — Quarterly	2.65% — Semiannually	(642)
		731,200	15,300	(E)	17,614	6/19/29	2.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,314
		256,200	11,834	(E)	(12,969)	6/19/49	3 month USD-LIBOR-BBA — Quarterly	2.80% — Semiannually	(1,135)
		33,400	1,543	(E)	1,689	6/19/49	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	147

	Total				$13,730				$2,943
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$18,928	$19,021	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$110
	133,169	134,318	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	1,294
	35,559	35,825	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	305
	21,396	21,449	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(87)
	2,552	2,470	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(62)
	17,317	16,752	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(407)
	14,028	13,570	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(330)
	1,577	1,522	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(42)
	5,664	5,415	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	189
	Citibank, N.A.
	6,369,772	6,379,843		11/26/19	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	27,387
	5,498,793	5,508,348	—	11/26/19	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(10,652)
	4,837	4,878	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	47
	Credit Suisse International
	126,077	126,433	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	467
	6,487	6,068	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(365)
	24,766	23,958	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	583
	Goldman Sachs International
	3,894	3,757	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(103)
	3,894	3,757	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(103)
	JPMorgan Securities LLC
	6,579	6,364	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	155
	9,366	9,035	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	249

Upfront premium received			—	Unrealized appreciation			30,786

	Upfront premium (paid)		—	Unrealized (depreciation)			(12,151)

		Total	$—			Total	$18,635
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
JPMorgan Chase & Co.	Financials	1,590	$160,956	2.52%
Alphabet, Inc. Class A	Communication Services	137	160,801	2.52%
Intuit, Inc.	Information Technology	504	131,860	2.07%
Starbucks Corp.	Consumer Discretionary	1,689	125,589	1.97%
Apple, Inc.	Information Technology	653	123,943	1.94%
Mondelez International, Inc. Class A	Consumer Staples	2,399	119,768	1.88%
TJX Cos., Inc. (The)	Consumer Discretionary	2,240	119,185	1.87%
Microsoft Corp.	Information Technology	1,010	119,171	1.87%
Automatic Data Processing, Inc.	Information Technology	745	119,067	1.87%
Texas Instruments, Inc.	Information Technology	1,091	115,759	1.81%
Lowe's Cos., Inc.	Consumer Discretionary	1,003	109,809	1.72%
Exelon Corp.	Utilities	2,143	107,417	1.68%
American Electric Power Co., Inc.	Utilities	1,250	104,647	1.64%
Raytheon Co.	Industrials	556	101,233	1.59%
Coca-Cola Co. (The)	Consumer Staples	2,119	99,306	1.56%
Exxon Mobil Corp.	Energy	1,227	99,106	1.55%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,354	98,117	1.54%
TWDC Enterprises 18 Corp.	Communication Services	862	95,717	1.50%
Honeywell International, Inc.	Industrials	602	95,690	1.50%
Norfolk Southern Corp.	Industrials	484	90,406	1.42%
Occidental Petroleum Corp.	Energy	1,363	90,201	1.41%
Northrop Grumman Corp.	Industrials	333	89,697	1.41%
Humana, Inc.	Health Care	327	87,114	1.37%
American Express Co.	Financials	797	87,067	1.36%
Johnson & Johnson	Health Care	606	84,678	1.33%
Cisco Systems, Inc.	Information Technology	1,529	82,550	1.29%
Amazon.com, Inc.	Consumer Discretionary	45	80,389	1.26%
Omnicom Group, Inc.	Communication Services	1,055	76,986	1.21%
Comerica, Inc.	Financials	1,007	73,822	1.16%
Verizon Communications, Inc.	Communication Services	1,233	72,888	1.14%
Fidelity National Information Services, Inc.	Information Technology	635	71,772	1.12%
Baxter International, Inc.	Health Care	880	71,529	1.12%
Centene Corp.	Health Care	1,338	71,052	1.11%
Pfizer, Inc.	Health Care	1,639	69,604	1.09%
AutoZone, Inc.	Consumer Discretionary	68	69,562	1.09%
Allstate Corp. (The)	Financials	732	68,914	1.08%
VICI Properties, Inc.	Real Estate	3,139	68,684	1.08%
Citrix Systems, Inc.	Information Technology	680	67,727	1.06%
Merck & Co., Inc.	Health Care	793	65,966	1.03%
F5 Networks, Inc.	Information Technology	402	63,132	0.99%
Ross Stores, Inc.	Consumer Discretionary	662	61,590	0.97%
Waste Management, Inc.	Industrials	586	60,859	0.95%
Sysco Corp.	Consumer Staples	906	60,515	0.95%
Kinder Morgan, Inc.	Energy	3,012	60,261	0.94%
NXP Semiconductors NV	Information Technology	670	59,194	0.93%
Facebook, Inc. Class A	Communication Services	351	58,534	0.92%
Marathon Petroleum Corp.	Energy	947	56,703	0.89%
Fiserv, Inc.	Information Technology	636	56,116	0.88%
Equity Residential Trust	Real Estate	733	55,216	0.87%
Cadence Design Systems, Inc.	Information Technology	866	54,969	0.86%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$273	$4,000	$508	5/11/63	300 bp — Monthly	$(232)
	CMBX NA BBB-.6 Index	BBB-/P	482	8,000	1,016	5/11/63	300 bp — Monthly	(529)
	CMBX NA BBB-.6 Index	BBB-/P	926	15,000	1,905	5/11/63	300 bp — Monthly	(970)
	CMBX NA BBB-.6 Index	BBB-/P	912	16,000	2,032	5/11/63	300 bp — Monthly	(1,111)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	BB/P	2,215	9,000	2,096	5/11/63	500 bp — Monthly	128
	CMBX NA BB.7 Index	BB/P	278	2,000	238	1/17/47	500 bp — Monthly	42
	CMBX NA BB.7 Index	BB/P	514	4,000	476	1/17/47	500 bp — Monthly	42
	CMBX NA BB.7 Index	BB/P	725	6,000	713	1/17/47	500 bp — Monthly	15
	Credit Suisse International
	CMBX NA A.6 Index	A/P	158	7,000	154	5/11/63	200 bp — Monthly	7
	CMBX NA A.6 Index	A/P	369	19,000	418	5/11/63	200 bp — Monthly	(42)
	CMBX NA A.6 Index	A/P	1,015	20,000	440	5/11/63	200 bp — Monthly	583
	CMBX NA A.7 Index	A-/P	291	7,000	39	1/17/47	200 bp — Monthly	332
	CMBX NA A.7 Index	A-/P	37	1,000	6	1/17/47	200 bp — Monthly	43
	CMBX NA BB.7 Index	BB/P	401	3,000	357	1/17/47	500 bp — Monthly	48
	CMBX NA BBB-.6 Index	BBB-/P	435	4,000	508	5/11/63	300 bp — Monthly	(71)
	CMBX NA BBB-.6 Index	BBB-/P	19,994	187,000	23,749	5/11/63	300 bp — Monthly	(3,646)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	968	1/17/47	300 bp — Monthly	423
	CMBX NA BBB-.7 Index	BBB-/P	2,371	30,000	1,383	1/17/47	300 bp — Monthly	1,006
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	61	2,000	44	5/11/63	200 bp — Monthly	18
	CMBX NA A.6 Index	A/P	263	4,000	88	5/11/63	200 bp — Monthly	176
	CMBX NA A.6 Index	A/P	354	7,000	154	5/11/63	200 bp — Monthly	203
	CMBX NA A.6 Index	A/P	456	9,000	198	5/11/63	200 bp — Monthly	261
	CMBX NA A.6 Index	A/P	468	9,000	198	5/11/63	200 bp — Monthly	274
	CMBX NA A.6 Index	A/P	560	11,000	242	5/11/63	200 bp — Monthly	322
	CMBX NA A.6 Index	A/P	433	14,000	308	5/11/63	200 bp — Monthly	130
	CMBX NA A.6 Index	A/P	753	24,000	528	5/11/63	200 bp — Monthly	234
	CMBX NA A.6 Index	A/P	602	26,000	572	5/11/63	200 bp — Monthly	40
	CMBX NA A.6 Index	A/P	1,868	31,000	682	5/11/63	200 bp — Monthly	1,198
	CMBX NA A.6 Index	A/P	3,382	55,000	1,210	5/11/63	200 bp — Monthly	2,193
	CMBX NA BBB-.6 Index	BBB-/P	79	1,000	127	5/11/63	300 bp — Monthly	(47)
	CMBX NA BBB-.6 Index	BBB-/P	325	3,000	381	5/11/63	300 bp — Monthly	(54)
	CMBX NA BBB-.6 Index	BBB-/P	204	3,000	381	5/11/63	300 bp — Monthly	(175)
	CMBX NA BBB-.6 Index	BBB-/P	156	3,000	381	5/11/63	300 bp — Monthly	(223)
	CMBX NA BBB-.6 Index	BBB-/P	248	5,000	635	5/11/63	300 bp — Monthly	(384)
	CMBX NA BBB-.6 Index	BBB-/P	604	7,000	889	5/11/63	300 bp — Monthly	(280)
	CMBX NA BBB-.6 Index	BBB-/P	772	7,000	889	5/11/63	300 bp — Monthly	(113)
	CMBX NA BBB-.6 Index	BBB-/P	919	19,000	2,413	5/11/63	300 bp — Monthly	(1,483)
	CMBX NA BBB-.6 Index	BBB-/P	2,679	22,000	2,794	5/11/63	300 bp — Monthly	(103)
	CMBX NA BBB-.6 Index	BBB-/P	4,033	43,000	5,461	5/11/63	300 bp — Monthly	(1,403)
	CMBX NA BBB-.6 Index	BBB-/P	3,608	48,000	6,096	5/11/63	300 bp — Monthly	(2,460)
	CMBX NA BBB-.7 Index	BBB-/P	887	12,000	553	1/17/47	300 bp — Monthly	341
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	636	3,000	699	5/11/63	500 bp — Monthly	(60)
	CMBX NA BB.6 Index	BB/P	635	3,000	699	5/11/63	500 bp — Monthly	(61)
	CMBX NA A.6 Index	A/P	6,625	288,000	6,336	5/11/63	200 bp — Monthly	401
	CMBX NA BBB-.6 Index	BBB-/P	14,949	113,000	14,351	5/11/63	300 bp — Monthly	664
	CMBX NA BBB-.7 Index	BBB-/P	1,692	14,000	645	1/17/47	300 bp — Monthly	1,055
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	224	2,000	254	5/11/63	300 bp — Monthly	(29)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	968	7,000	889	5/11/63	300 bp — Monthly	83
	CMBX NA A.6 Index	A/P	243	18,000	396	5/11/63	200 bp — Monthly	(146)
	CMBX NA BB.6 Index	BB/P	737	3,000	699	5/11/63	500 bp — Monthly	41
	CMBX NA BB.6 Index	BB/P	1,478	6,000	1,397	5/11/63	500 bp — Monthly	87
	CMBX NA BBB-.6 Index	BBB-/P	969	8,000	1,016	5/11/63	300 bp — Monthly	(42)

Upfront premium received			85,645		Unrealized appreciation			10,390

Upfront premium (paid)			—		Unrealized (depreciation)			(13,664)

	Total		$85,645				Total	$(3,274)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	$(777)	$6,000	$762	11/18/54	(500 bp) — Monthly	$(19)
	CMBX NA BB.9 Index	(844)	6,000	835	9/17/58	(500 bp) — Monthly	(12)
	CMBX NA BB.9 Index	(619)	4,000	556	9/17/58	(500 bp) — Monthly	(66)
	CMBX NA BB.9 Index	(538)	4,000	556	9/17/58	(500 bp) — Monthly	15
	CMBX NA BB.9 Index	(520)	4,000	556	9/17/58	(500 bp) — Monthly	33
	CMBX NA BB.9 Index	(616)	4,000	556	9/17/58	(500 bp) — Monthly	(64)
	CMBX NA BB.9 Index	(616)	4,000	556	9/17/58	(500 bp) — Monthly	(63)
	CMBX NA BB.9 Index	(313)	2,000	278	9/17/58	(500 bp) — Monthly	(37)
	Credit Suisse International
	CMBX NA BB.10 Index	(476)	4,000	469	11/17/59	(500 bp) — Monthly	(11)
	CMBX NA BB.10 Index	(534)	4,000	469	11/17/59	(500 bp) — Monthly	(69)
	CMBX NA BB.10 Index	(249)	2,000	234	11/17/59	(500 bp) — Monthly	(16)
	CMBX NA BB.7 Index	(883)	50,000	11,645	5/11/63	(500 bp) — Monthly	10,714
	CMBX NA BB.7 Index	(1,151)	7,000	832	1/17/47	(500 bp) — Monthly	(326)
	CMBX NA BB.7 Index	(1,291)	7,000	832	1/17/47	(500 bp) — Monthly	(466)
	CMBX NA BB.9 Index	(1,117)	7,000	974	9/17/58	(500 bp) — Monthly	(150)
	CMBX NA BB.9 Index	(308)	2,000	278	9/17/58	(500 bp) — Monthly	(32)
	CMBX NA BB.9 Index	(303)	2,000	278	9/17/58	(500 bp) — Monthly	(27)
	CMBX NA BB.9 Index	(307)	2,000	278	9/17/58	(500 bp) — Monthly	(31)
	CMBX NA BB.9 Index	(156)	1,000	139	9/17/58	(500 bp) — Monthly	(18)
	Goldman Sachs International
	CMBX NA BB.6 Index	(1,739)	17,000	3,959	5/11/63	(500 bp) — Monthly	2,204
	CMBX NA BB.7 Index	(303)	2,000	238	1/17/47	(500 bp) — Monthly	(67)
	CMBX NA BB.7 Index	(2,234)	11,000	1,308	1/17/47	(500 bp) — Monthly	(936)
	CMBX NA BB.7 Index	(983)	6,000	713	1/17/47	(500 bp) — Monthly	(275)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	8,000	44	1/17/47	(200 bp) — Monthly	(216)
	CMBX NA BB.6 Index	(141)	1,000	233	5/11/63	(500 bp) — Monthly	91
	CMBX NA BB.7 Index	(3,543)	28,000	3,329	1/17/47	(500 bp) — Monthly	(241)
	CMBX NA BBB-.7 Index	(1,328)	35,000	1,614	1/17/47	(300 bp) — Monthly	265
	Merrill Lynch International
	CMBX NA BB.10 Index	(238)	2,000	234	11/17/59	(500 bp) — Monthly	(4)
	CMBX NA BB.7 Index	(1,041)	6,000	713	1/17/47	(500 bp) — Monthly	(333)
	CMBX NA BB.9 Index	(626)	4,000	556	9/17/58	(500 bp) — Monthly	(73)
	CMBX NA BB.9 Index	(262)	2,000	278	9/17/58	(500 bp) — Monthly	14
	CMBX NA BBB-.7 Index	(328)	4,000	184	1/17/47	(300 bp) — Monthly	(146)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(408)	4,000	184	1/17/47	(300 bp) — Monthly	(225)
	CMBX NA BB.7 Index	(1,207)	6,000	713	1/17/47	(500 bp) — Monthly	(499)
	CMBX NA BB.7 Index	(1,009)	5,000	595	1/17/47	(500 bp) — Monthly	(419)
	CMBX NA BB.7 Index	(957)	5,000	595	1/17/47	(500 bp) — Monthly	(373)

Upfront premium received		—			Unrealized appreciation		13,336

Upfront premium (paid)		(28,134)			Unrealized (depreciation)		(5,214)

	Total	$(28,134)				Total	$8,122
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	B+/P	$(108,693)	$1,805,500	$120,003	6/20/24	500 bp — Quarterly	$12,312
	NA IG Series 32 Index	BBB+/P	(34,903)	2,200,000	39,065	6/20/24	100 bp — Quarterly	4,713

	Total		$(143,596)					$17,025
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 32 Index	$6,864	$115,000	$7,643	6/20/24	(500 bp) — Quarterly	$(844)

	Total	$6,864					$(844)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CNH	Chinese Yuan (Offshore)
GBP	British Pound
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2019 through March 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $128,677,918.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$3,774,318	$2,134,018	$1,335	$1,640,300
	Putnam Short Term Investment Fund**	16,270,462	4,954,345	4,704,608	104,182	16,520,199

	Total Short-term investments	$16,270,462	$8,728,663	$6,838,626	$105,517	$18,160,499
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $1,640,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,614,131.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $323,220.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $153,416.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $4,940,867 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $62,392 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,220,119	$431,530	$—
Capital goods	5,103,311	152,704	—
Communication services	2,234,031	280,655	—
Conglomerates	160,962	288,308	—
Consumer cyclicals	8,250,514	640,102	—
Consumer staples	6,972,178	89,537	—
Energy	4,140,993	6,829	2,052
Financials	12,044,665	1,256,950	—
Health care	9,434,900	340,007	—
Technology	16,826,464	344,401	—
Transportation	1,533,260	316,719	—
Utilities and power	2,320,327	65,791	6,860

Total common stocks	71,241,724	4,213,533	8,912
Asset-backed securities	—	593,322	—
Convertible bonds and notes	—	4,248	—
Convertible preferred stocks	—	19,283	—
Corporate bonds and notes	—	20,328,218	55
Foreign government and agency bonds and notes	—	384,081	—
Mortgage-backed securities	—	2,162,291	—
Preferred stocks	17,707	—	—
Purchased options outstanding	—	6,700	—
Senior loans	—	172,873	—
U.S. government and agency mortgage obligations	—	14,343,353	—
Short-term investments	16,520,199	2,144,956	—

Totals by level	$87,779,630	$44,372,858	$8,967
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$45,496	$—
Futures contracts	7,604	—	—
Written options outstanding	—	(462)	—
TBA sale commitments	—	(995,391)	—
Interest rate swap contracts	—	(10,787)	—
Total return swap contracts	—	18,635	—
Credit default contracts	—	100,250	—

Totals by level	$7,604	$(842,259)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$196,971	$96,721
Foreign exchange contracts	118,249	66,515
Equity contracts	42,378	93,124
Interest rate contracts	326,776	260,578

Total	$684,374	$516,938

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$2,800,000
Written currency option contracts (contract amount)	$3,400,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$28,300,000
Centrally cleared interest rate swap contracts (notional)	$11,100,000
OTC total return swap contracts (notional)	$12,400,000
OTC credit default contracts (notional)	$1,500,000
Centrally cleared credit default contracts (notional)	$3,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com